Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
October 31, 2022
AFBT-NPRT1-1222
1.809084.119
Common Stocks - 97.1%
	Shares	Value ($)
Biotechnology - 91.3%
Biotechnology - 91.3%
AbbVie, Inc.	2,214,380	324,185,231
ADC Therapeutics SA (a)(b)	474,023	2,104,662
Aerovate Therapeutics, Inc. (a)(b)	322,400	6,290,024
Alnylam Pharmaceuticals, Inc. (a)	534,386	110,756,842
ALX Oncology Holdings, Inc. (a)(b)	1,111,513	13,493,768
Ambrx Biopharma, Inc. ADR (a)	437,436	427,375
Arcutis Biotherapeutics, Inc. (a)(b)	863,933	15,274,335
Argenx SE ADR (a)	211,100	81,892,023
Ascendis Pharma A/S sponsored ADR (a)(b)	506,125	58,204,375
Astria Therapeutics, Inc. (a)	230,445	2,216,881
Aurinia Pharmaceuticals, Inc. (a)	918,700	7,469,031
Blueprint Medicines Corp. (a)	1,066,000	55,261,440
Celldex Therapeutics, Inc. (a)	872,200	30,640,386
Cerevel Therapeutics Holdings (a)(b)	609,738	17,048,274
Cyteir Therapeutics, Inc. (a)	1,419,670	2,626,390
Cytokinetics, Inc. (a)(b)	1,273,471	55,599,744
Day One Biopharmaceuticals, Inc. (a)	650,169	13,744,573
Erasca, Inc. (a)(b)	1,312,617	10,724,081
Exelixis, Inc. (a)	2,226,600	36,917,028
Fusion Pharmaceuticals, Inc. (a)	1,546,014	3,826,385
Gossamer Bio, Inc. (a)(b)	894,500	9,928,950
Graphite Bio, Inc. (a)	1,113,180	3,907,262
Icosavax, Inc. (a)(b)	1,076,465	3,692,275
Imago BioSciences, Inc. (a)(b)	897,025	15,249,425
Instil Bio, Inc. (a)(b)	2,258,587	7,453,337
Janux Therapeutics, Inc. (a)(b)	851,400	15,393,312
Karuna Therapeutics, Inc. (a)	110,140	24,158,108
Keros Therapeutics, Inc. (a)	689,888	34,728,962
Kronos Bio, Inc. (a)(b)	753,100	2,229,176
Mirati Therapeutics, Inc. (a)	211,420	14,232,794
Monte Rosa Therapeutics, Inc. (a)(b)	698,958	6,430,414
Moonlake Immunotherapeutics (a)(b)	537,700	4,317,731
Morphic Holding, Inc. (a)	211,200	5,915,712
Nuvalent, Inc. Class A (a)(b)	728,106	26,000,665
ORIC Pharmaceuticals, Inc. (a)(b)	1,206,016	3,220,063
PepGen, Inc.	402,500	4,942,700
Poseida Therapeutics, Inc. (a)(b)	481,846	1,975,569
Prelude Therapeutics, Inc. (a)(b)	1,260,436	8,432,317
Protagonist Therapeutics, Inc. (a)	531,437	4,304,640
Prothena Corp. PLC (a)	171,900	10,561,536
PTC Therapeutics, Inc. (a)	486,240	18,389,597
Regeneron Pharmaceuticals, Inc. (a)	240,692	180,218,135
Relay Therapeutics, Inc. (a)(b)	535,800	11,905,476
Scholar Rock Holding Corp. (a)	480,024	4,685,034
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	6,000	28,331
Seagen, Inc. (a)	448,514	57,033,040
Shattuck Labs, Inc. (a)	706,434	1,872,050
Stoke Therapeutics, Inc. (a)	446,619	6,632,292
Tango Therapeutics, Inc. (a)(b)	1,603,500	12,892,140
Tyra Biosciences, Inc. (a)(b)	730,700	5,056,444
Vaxcyte, Inc. (a)(b)	656,229	28,618,147
Vera Therapeutics, Inc. (a)(b)	980,468	18,275,924
Vertex Pharmaceuticals, Inc. (a)	510,127	159,159,624
Verve Therapeutics, Inc. (a)(b)	443,094	16,704,644
Xenon Pharmaceuticals, Inc. (a)	1,061,058	38,802,891
Zentalis Pharmaceuticals, Inc. (a)	490,692	12,311,462
		1,628,363,027
Pharmaceuticals - 5.8%
Pharmaceuticals - 5.8%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	1,915,787	1,992,418
Arvinas Holding Co. LLC (a)	191,100	9,499,581
Axsome Therapeutics, Inc. (a)(b)	109,100	4,925,865
DICE Therapeutics, Inc. (a)	379,700	13,483,147
Edgewise Therapeutics, Inc. (a)	1,459,200	13,876,992
Enliven Therapeutics, Inc. (e)(f)	2,110,376	8,433,063
Fulcrum Therapeutics, Inc. (a)(b)	778,000	4,325,680
GH Research PLC (a)(b)	385,500	3,924,390
Ikena Oncology, Inc. (a)(b)	1,046,395	2,877,586
Longboard Pharmaceuticals, Inc. (a)	520,400	1,925,480
Pharvaris BV (a)	322,464	1,551,052
Royalty Pharma PLC	613,700	25,971,784
Theseus Pharmaceuticals, Inc. (b)	577,216	3,105,422
Ventyx Biosciences, Inc. (b)	240,800	7,794,696
		103,687,156
TOTAL COMMON STOCKS (Cost $1,336,908,005)		1,732,050,183

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
Biotechnology - 1.6%
Biotechnology - 1.6%
Bright Peak Therapeutics AG Series B (a)(c)(d)	1,920,122	5,318,738
Dianthus Therapeutics, Inc. Series A (c)(d)	906,629	3,384,355
LifeMine Therapeutics, Inc. Series C (c)(d)	1,950,028	3,334,548
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	1,967,762	3,305,840
Series B1 (a)(c)(d)	1,049,456	1,763,086
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	1,300,097	4,979,372
Treeline Biosciences Series A (a)(c)(d)	47,600	409,850
ValenzaBio, Inc. Series A (a)(c)(d)	951,971	5,645,188
		28,140,977
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (a)(c)(d)	3,703,704	3,370,371
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Wugen, Inc. Series B (a)(c)(d)	580,277	3,029,046
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(d)	1,915,787	19
Aristea Therapeutics, Inc. Series B (a)(c)(d)	677,328	5,310,252
		5,310,271
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $51,992,181)		39,850,665

Money Market Funds - 14.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	14,578,700	14,581,615
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	245,477,945	245,502,493
TOTAL MONEY MARKET FUNDS (Cost $260,079,985)		260,084,108

TOTAL INVESTMENT IN SECURITIES - 113.9% (Cost $1,648,980,171)	2,031,984,956
NET OTHER ASSETS (LIABILITIES) - (13.9)%	(247,979,180)
NET ASSETS - 100.0%	1,784,005,776

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,878,996 or 2.2% of net assets.

(d)	Level 3 security
(e)	Affiliated company
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	3,734,584

Boundless Bio, Inc. Series B	4/23/21	5,000,000

Bright Peak Therapeutics AG Series B	5/14/21	7,499,997

Dianthus Therapeutics, Inc. Series A	4/06/22	3,940,663

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Treeline Biosciences Series A	7/30/21	372,589

ValenzaBio, Inc. Series A	3/25/21	8,472,951

Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	7,889,645	121,775,441	115,083,471	83,064	-	-	14,581,615	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	195,515,949	249,730,602	199,744,058	607,290	-	-	245,502,493	0.7%
Total	203,405,594	371,506,043	314,827,529	690,354	-	-	260,084,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Enliven Therapeutics, Inc.	-	8,105,913	-	-	-	327,150	8,433,063
Total	-	8,105,913	-	-	-	327,150	8,433,063

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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